Income Taxes - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Income Expense [Line Items]
Excess MCIT deducted against RCIT	₱ 2,000,000	₱ 1,426,000,000	₱ 206,000,000
Unrecognized deferred income tax assets	901,000,000	1,940,000,000
Total excess MCIT	23,000,000
Expired portion of excess MCIT	0	1,000,000	10,000,000
Total NOLCO claimed as deduction against future taxable income	370,000,000
Deduction against taxable income	556,000,000	2,109,000,000	9,530,000,000
Expired portion of excess NOLCO	990,000,000	1,170,000,000	₱ 973,000,000
Expiration amount of NOLCO incurred after five years	₱ 189,000,000	183,000,000
Extended period of carry over period for net operating loss carry over	5 years
Previous extended period of carry over period for net operating loss carry over	3 years
December Thirty One Two Thousand And Twenty One Net
Disclosure Of Other Income Expense [Line Items]
Total excess MCIT	₱ 23,000,000
Total NOLCO claimed as deduction against future taxable income	365,000,000
DMPI and ePLDT [Member]
Disclosure Of Other Income Expense [Line Items]
Unrecognized deferred income tax assets	201,000,000	₱ 209,000,000
VIH [Member]
Disclosure Of Other Income Expense [Line Items]
Unrecognized deferred income tax liability	₱ 58,000,000
Subic Tel and Clark Tel [Member]
Disclosure Of Other Income Expense [Line Items]
Special income tax rate as percentage of gross sales	5.00%